Pro Forma Balance Sheet and Net Income per Share for Conversion of Preferred Shares (Unaudited) (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of Unaudited Pro-Forma Income per Share

The unaudited pro-forma income per share for the year ended December 31, 2012 and the nine months ended September 30, 2013 after giving effect to the conversion of the Series A, B, B-1 and B-2 Preferred Shares into ordinary shares as if the closing occurred at the beginning of each period presented was as follows:

	For the Years Ended December 31, 2012	For the Nine Months Ended September 30, 2013
	(unaudited)	(unaudited)
Numerator:
Actual net income attributable to ordinary shareholders	$3,114	$3,139
Pro-forma effect of preferred shares	15,167	13,674

Pro-forma net income attributable to ordinary shareholders—Basic and diluted	18,281	16,813

Denominator:
Actual weighted average number of ordinary shares outstanding
Basic	4,319,243	4,618,302
Diluted	6,366,682	6,557,368
Pro-forma effect of preferred shares	16,163,598	16,163,598

Denominator for pro-forma basic and diluted calculation
Basic	20,482,841	20,781,900

Diluted	22,530,280	22,720,966

Pro-forma basic and diluted net income per share attributable to ordinary shareholders
Basic	$0.89	$0.81

Diluted	$0.81	$0.74